Expense Example - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example:
1 year	$ 56
3 years	185
5 years	328
10 years	744
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example:
1 year	51
3 years	166
5 years	292
10 years	661
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example:
1 year	258
3 years	497
5 years	861
10 years	1,683
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example:
1 year	453
3 years	679
5 years	925
10 years	1,628
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example:
1 year	652
3 years	823
5 years	1,009
10 years	$ 1,548